Notes Payable (Details Narrative) (10 K) - USD ($) $ / shares in Units, $ in Thousands																																			1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 28, 2019	Jan. 28, 2019	Dec. 10, 2018	Dec. 06, 2018	Nov. 30, 2018	Nov. 09, 2018	Oct. 24, 2018	Aug. 31, 2018	Aug. 30, 2018	Jun. 20, 2018	Jun. 01, 2018	May 23, 2018	Mar. 19, 2018	Dec. 15, 2017	Dec. 08, 2017	Dec. 07, 2017	Dec. 07, 2017	Nov. 30, 2017	Oct. 12, 2017	Sep. 30, 2017	Sep. 29, 2017	Sep. 12, 2017	Sep. 08, 2017	Sep. 06, 2017	Sep. 05, 2017	Sep. 02, 2017	Aug. 31, 2017	Aug. 18, 2017	Aug. 14, 2017	Aug. 09, 2017	May 18, 2017	May 02, 2017	Mar. 10, 2017	Mar. 10, 2017	Mar. 31, 2017	Feb. 28, 2017	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Mar. 15, 2018	Nov. 02, 2017
Convertible principal amount																																					$ 3,659		$ 3,199
Debt converted into shares, value																																								$ 8,680
Amortization of debt discount																																					$ 1,091
Warrant exercise price																																$ 0.50										$ 0.75
Stock issued during period shares										750,000								88,700	347,400	220,000							220,000				200,000						43,100,000
Inducement expense																																								(20,312)
Accretion of debt discount																																					$ 1,091		919	$ 5,627
Purchase shares of common stock																																						120	120
Percentage of average trading volume of common stock													20.00%
Number of shares purchases														2,000,000																										26
Gain on extinguishment																																					1,275		1,875
Second Warrant Shares [Member]
Issuance of warrants for dividend																																								375
Second Note [Member]
Convertible principal amount																																								$ 500
Percentage of average trading volume of common stock																																								65.00%
Legal fees																																								$ 7
Debt instrument accrued interest rate																																								10.00%
May 2018 Notes [Member]
Convertible principal amount												$ 840																									500		400
Maturity date of notes						Jun. 23, 2019						Mar. 23, 2019
Notes payable												$ 700
Debt instrument, description of event of default												Upon the occurrence of an event of default, the outstanding balance of the May 2018 Notes shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.
Installment payment due date, description						the installment payments due on November 23, 2018, December 23, 2018, and January 23, 2019
Payment to the holder for the note amended						$ 11
June 2018 Note [Member]
Convertible principal amount											$ 3,600																										$ 3,159		2,448
Maturity date of notes			Jul. 01, 2019				May 01, 2019				Apr. 01, 2019
Notes payable											$ 3,000
Debt instrument, description of event of default											Upon the occurrence of an event of default, the outstanding balance of the June 2018 Note shall immediately increase to 120% of the outstanding balance immediately prior to the event of default and become immediately due and payable.
Increase of principal amount			$ 245				$ 48
Installment payment due date, description			the installment payment due on December 1, 2018
Gain on extinguishment			$ 1,875
August 2018 Note [Member]
Convertible principal amount								$ 1,062
Debt instrument accrued interest rate								8.00%
Maturity date of notes								Feb. 28, 2019
Notes payable								$ 1,000
December 2018 Note [Member]
Convertible principal amount				$ 598																																			351
Percentage of average trading volume of common stock		70.00%
Debt instrument accrued interest rate				8.00%
Maturity date of notes		Oct. 01, 2019		May 06, 2019
Notes payable				$ 500
Notes Payable [Member]
Amortization of debt discount																																							905	$ 5,627
Minimum [Member]
Warrant exercise price																																									$ 0.40
Maximum [Member]
Warrant exercise price																																									$ 4.50
Iliad Settlement Agreement [Member]
Debt converted into shares																1,909,863
Amortization of debt discount																$ 1,348
Warrant exercise price															$ 0.75
Stock issued during period shares																547,660
Accrued interest																$ 75	$ 75
Inducement expense																$ 7,517
Equity Purchase Agreement [Member]
Amortization of debt discount																								$ 287
Original issue discount																								108
Fair value of warrants																								$ 179
Number of shares purchases																								12,319,159
Equity Purchase Agreement [Member]
Warrant exercise price																																	$ 0.957	$ 0.957
Stock issued during period shares	7,500,000
Percentage of average trading volume of common stock					200.00%				200.00%
Equity Purchase Agreement [Member] | Maximum [Member]
Stock issued during period shares					35,000,000
March 2017 Securities Purchase Agreement [Member]
Debt converted into shares																							3,853,553
Amortization of debt discount																																								165
Stock issued during period shares																							2,157,407
Accrued interest																							$ 32
Inducement expense																							$ 5,739
Accretion of debt discount																																								78
March 2017 Securities Purchase Agreement One [Member]
Accretion of debt discount																																								709
L2 Capital, LLC [Member] | March 2017 Equity Purchase Agreement [Member]
Purchase shares of common stock																																	$ 5,000
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member]
Percentage of average daily trading value																																	150.00%	150.00%
Number of common stock price per share percentage																																	90.00%	90.00%
Maximum borrowing capacity																															$ 6,500
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member] | Minimum [Member]
Purchase shares of common stock																																	$ 25
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member] | Maximum [Member]
Purchase shares of common stock																																	1,000
L2 Capital, LLC [Member] | Equity Purchase Agreement [Member]
Additional paid in capital																																							$ 160
L2 Capital, LLC [Member] | March 2017 Securities Purchase Agreement [Member]
Debt converted into shares																									2,166,850
Amortization of debt discount																									$ 709
10% Convertible Promissory Notes [Member]
Convertible principal amount																																			$ 50	$ 50
Debt interest rate																																			10.00%	10.00%
Debt term																																			1 year	1 year
Convertible, conversion price																																			$ 0.25	$ 0.25
Beneficial conversion feature																																			$ 100	$ 100
Debt converted into shares, value																								$ 100					$ 100
Debt converted into shares																								400,000					400,000
Amortization of debt discount																								$ 92					$ 92											100
Secured Convertible Note [Member] | Iliad Research and Trading, L.P [Member]
Convertible principal amount																															$ 1,355
Debt interest rate																															10.00%
Discount on notes payable																															$ 225
Reimbursed legal and accounting expenses																															$ 5
Warrant to purchase shares of common stock																															1,231,819
Warrant exercise price																															$ 1.05
Warrant expire term																															5 years
Original issue discount																															$ 230
Fair value of warrants																															202
Intrinsic value of beneficial conversion feature																															$ 923
Adjusted interest rate																															22.00%
Description on debt instrument																															Subject to the terms and conditions set forth in the Iliad Note, the Company may prepay the outstanding balance of the Iliad Note in part or in full in cash of an amount equal to 125% multiplied by the outstanding balance of the Iliad Note.
Shares issued, price per share																															$ 1.05
Redeem a portion of outstanding balance per calendar month																															$ 90
Percentage of market price																															65.00%
Iliad Note [Member]
Amortization of debt discount																																								1,355
Warrant exercise price																															$ 1.05
Accretion of debt discount																																								7
Iliad Note One [Member]
Accretion of debt discount																																								1,348
Commitment Note [Member] | L2 Capital, LLC [Member] | Equity Purchase Agreement [Member]
Convertible principal amount																																								$ 160
Issuance of convertible promissory note percentage																																								8.00%
Percentage of average trading volume of common stock																																								75.00%
First Note [Member]
Warrant to purchase shares of common stock																																								400,000
Original issue discount																																								$ 108
Warrant exercisable price percentage																																								110.00%
First Note [Member] | L2 Capital, LLC [Member] | Security Purchase Agreement [Member]
Convertible principal amount																																	$ 500	$ 500
Debt term																																		6 months
Warrant to purchase shares of common stock																																	400,000	400,000
Warrant exercise price																																	$ 0.96	$ 0.96
Percentage of average trading volume of common stock																																		65.00%
Debt instrument accrued interest rate																																	10.00%	10.00%
Convertible Notes [Member] | L2 Capital, LLC [Member] | Security Purchase Agreement [Member]
Convertible principal amount																																	$ 1,000	$ 1,000
Issuance of convertible promissory note percentage																																		10.00%
Debt instrument original issue of discount percentage																																	20.00%	20.00%
Proceeds from debt																																		$ 393
Legal fees																																		$ 7
L2 Collateralized Note [Member]
Convertible principal amount																																								$ 500
Beneficial conversion feature																										$ 392
Amortization of debt discount																																								287
Discount on notes payable																										500
Original issue discount																										108														100
Fair value of warrants																																								179
Proceeds from debt																										$ 392
Cash																																								$ 393
Maturity date of notes																																								Nov. 10, 2017
Number of warrant shares increased																										417,975
May 2017 Notes [Member]
Convertible principal amount																					$ 330
Debt converted into shares																					327,382
Amortization of debt discount																					$ 110																			$ 165
Discount on notes payable																																$ 165
Warrant expire term																																5 years
Original issue discount																																$ 65
Fair value of warrants																					100											$ 100
Accrued interest																					$ 14
Accretion of debt discount																																								55
Debt instrument, debt default, description																																Events of default include failure to pay payments due under the May 2017 Notes, entrance into any bankruptcy or insolvency proceedings, failure to meet the obligations of any other notes payable in an amount exceeding $100, the Company's stock being suspending for trading or delisted, losing the Company's ability to deliver shares, or becoming more than 15 days delinquent on any filings required with the SEC.
May 2017 Notes [Member] | Two Investors [Member]
Warrant to purchase shares of common stock																																360,000
Warrant exercise price																																$ 0.50
Debt instrument accrued interest rate																																10.00%
Notes payable																																$ 330
May 2017 Notes One [Member]
Accretion of debt discount																																								110
August 2017 Notes [Member]
Convertible, conversion price																														$ 1.05
Debt converted into shares															462,000
Amortization of debt discount															$ 285																									330
Warrant to purchase shares of common stock																														360,000
Warrant expire term																														5 years
Original issue discount																														$ 35
Fair value of warrants																														135
Intrinsic value of beneficial conversion feature																														160
Stock issued during period shares															7,600
Accrued interest															$ 11
Inducement expense															$ 21
Accretion of debt discount																																								45
August 2017 Notes [Member] | Two Investors [Member]
Original issue discount																														$ 35
Debt instrument accrued interest rate																														10.00%
Notes payable																														$ 330
August 2017 Notes One [Member]
Accretion of debt discount																																								285
UAHC Note [Member]
Debt converted into shares																1,016,806	3,381,816
Amortization of debt discount																	$ 2,408																							2,410
Warrant exercise price																$ 0.75	$ 0.75											$ 1.05
Original issue discount																												$ 410
Fair value of warrants																												819
Intrinsic value of beneficial conversion feature																												1,181
Accrued interest																$ 73	$ 73
Inducement expense																	$ 6,989
Accretion of debt discount																																								2
UAHC Note [Member] | UAHC Ventures, LLC [Member]
Convertible principal amount																												$ 2,410
Debt interest rate																												10.00%
Convertible, conversion price																												$ 1.05
Reimbursed legal and accounting expenses																												$ 10
Warrant to purchase shares of common stock																												861,905
Warrant expire term																												5 years
Original issue discount																												$ 400
Common stock cashless basis																												$ 1.05
UAHC Note One [Member]
Accretion of debt discount																																								2,408
September 2017 Note [Member] | Investor [Member]
Convertible, conversion price																						$ 2
Warrant to purchase shares of common stock																						1,000,000
Warrant expire term																						3 years
Original issue discount																						$ 80
Fair value of warrants																						275
Intrinsic value of beneficial conversion feature																						$ 125
Debt instrument accrued interest rate																						10.00%
Maturity date of notes																						Sep. 12, 2019
Notes payable																						$ 480
Common stock cashless basis																						$ 1.05
September 2017 Notes [Member]
Debt converted into shares															672,000
Amortization of debt discount															$ 478																									480
Stock issued during period shares															16,864
Accrued interest															$ 11
Inducement expense															$ 46
Proceeds from debt																																								2
September 2017 Notes One [Member]
Proceeds from debt																																								$ 478